Note 10. Debt and Capital Lease Obligations (Debt) (Details) - Range [Domain] - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Dec. 20, 2013	Dec. 31, 2011
Debt Instrument [Line Items]
Interest Costs, Capitalized During Period	$ 42.0	$ 22.3
Debt Instrument, Convertible, Conversion Price	$ 14.62
Incremental Common Shares Attributable to Dilutive Effect of Call Options and Warrants		82.1
Senior Notes	$ 428.9
Senior Notes, Current	0.0	$ 0.0
Senior notes		408.2
Loans Payable	2,065.8	868.2
Loans Payable, Current	323.9	0.0
Loans Payable, Noncurrent	1,741.9	868.2
Notes Payable	428.9
Notes Payable, Noncurrent		408.2
Debt And Capital Lease Obligations Including Solar Energy Systems Financing	6,992.3	3,565.8
Debt And Capital Lease Obligations Including Solar Energy Systems Financing, Current	1,077.6	394.7
Long Term Debt And Capital Lease Obligations Including Solar Energy Systems Financing	5,914.7	3,171.1
Solar Energy [Member]
Debt Instrument [Line Items]
Capital Lease Obligations, Current	3.0	4.5
Capital Lease Obligations, Noncurrent	78.4	89.5
Sale Leaseback Transaction, Amount Due under Financing Arrangement	1,403.7	1,297.7
Short term financing obligation	13.8	15.1
Finance obligations	1,389.9	1,282.6
Other System Financing transactions	67.0	121.9
Other system financing transactions, current	16.2	0.1
Other system financing transactions, noncurrent	50.8	121.8
Long Term Solar Energy Systems Financing And Capital Leases	3,328.4	2,260.3
Short Term Solar Energy System Financing And Current Portion Of Long Term Solar Energy System Financing And Capital Lease Obligations	673.6	357.2
Long-term solar energy system financing and capital lease obligations, less current portion, including consolidated variable interest entities of $86.8 and $107.2 in 2011 and 2010, respectively	2,654.8	1,903.1
Terraform [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Amount Outstanding	573.5	0.0
Long-term Debt	1,598.1	437.3
Other System Financing transactions	1,024.6	437.3
Emerging Markets Yieldco Acquisition Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Amount Outstanding	150.0
Notes Payable	150.0	0.0
Notes Payable, Current	1.5	0.0
Notes Payable, Noncurrent	148.5	0.0
2018 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				2.00%
Senior Notes	485.2
Senior Notes, Current	0.0	0.0
Senior notes		460.0
Notes Payable	485.2
Notes Payable, Noncurrent		460.0
2019 Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes				$ 550.0
2021 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				2.75%
Construction Financing Revolver [Member] | Solar Energy [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Amount Outstanding	15.4
Line of Credit Facility, Maximum Borrowing Capacity	$ 150.0		$ 285.0		$ 300.0
Line of Credit Facility, Collateral Fees	7.5
Solar Energy Credit Facility [Member]
Debt Instrument [Line Items]
Notes Payable	$ 215.1	0.0
Notes Payable, Current	215.1	0.0
Notes Payable, Noncurrent	0.0	0.0
2020 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price				$ 26.87
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 37.21
Debt Instrument, Interest Rate, Stated Percentage				0.25%
Proceeds from Issuance of Long-term Debt	584.5
Senior Notes	431.6
Senior Notes, Current	0.0	0.0
Senior notes		0.0
Notes Payable	431.6
Notes Payable, Noncurrent		0.0
SMP Ltd. [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Amount Outstanding	355.0	0.0
Credit facility [Member] | SMP Ltd. [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Amount Outstanding	247.7
Other Debt Obligations [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	1,061.7
Long Term Debt Maturities Repayments Of Principal Total	5,507.2
Long-term Debt, Maturities, Repayments of Principal in Year Two	485.9
Long-term Debt, Maturities, Repayments of Principal in Year Three	160.7
Long-term Debt, Maturities, Repayments of Principal in Year Four	637.3
Long-term Debt, Maturities, Repayments of Principal in Year Five	727.3
Long-term Debt, Maturities, Repayments of Principal after Year Five	2,434.3
Construction and Term Debt [Member] | Solar Energy [Member]
Debt Instrument [Line Items]
Solar energy systems, weighted average interest rate of 6.15% and 6.13%, respectively	9.1	68.9
Long-term Debt	1,767.2
Long-term Debt, Excluding Current Maturities		0.0
SunEdison [Member] | Solar Energy [Member]
Debt Instrument [Line Items]
Capital Lease Obligations	81.4	94.0
SunEdison [Member] | Construction and Term Debt [Member] | Solar Energy [Member]
Debt Instrument [Line Items]
Long-term Debt		677.8
Less current portion - Solar energy systems	631.5	268.6
Long-term Debt, Excluding Current Maturities	1,135.7	409.2
Short-term Debt [Member] | Terraform [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Amount Outstanding	5.7	0.0
Less current portion - Solar energy systems	80.1	37.5
Other system financing transactions, current	74.4	37.5
Long-term Debt [Member] | Terraform [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Amount Outstanding	567.8	0.0
Long-term Debt, Excluding Current Maturities	1,518.0	399.8
Other system financing transactions, noncurrent	950.2	$ 399.8
Line of Credit [Member] | SMP Ltd. [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Amount Outstanding	$ 107.3